NYSE Euronext

11005438

Received SEC
JAN 27 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34968

January 27, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Anheuser-Busch InBev SA/NV (Issuer) Anheuser-Busch InBev Worldwide Inc., Cobrew NV/SA, BrandBrew S.A., and Anheuser-Busch Companies, Inc. (Guarantors) Floating Rate Notes due 2014, 2.875% Notes due 2016, and 4.375% Notes due 2021, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 26, 2011. Tentative listing date – January 28, 2011.

Sincerely,